Note 31 - Non Controlling Interest	12 Months Ended
Dec. 31, 2017
Non Controlling interests
Non Controlling Interest Explanatory

Non-controlling interest

The breakdown by groups of consolidated entities of the balance under the heading “Non-controlling interest” of total equity in the accompanying consolidated balance sheets is as follows

Non-Controlling Interests (Millions of euros)
	2017	2016	2015
BBVA Colombia Group	65	67	58
BBVA Chile Group	399	377	314
BBVA Banco Continental Group	1,059	1,059	913
BBVA Banco Provincial Group	78	97	100
BBVA Banco Francés Group	420	243	220
Garanti Group	4,903	6,157	6,302
Other entities	55	64	86
Total	6,979	8,064	7,992

The decrease in the heading “Minority interest” corresponds to the acquisition of the 9.95% of Garanti Group (see Note 3)

These amounts are broken down by groups of consolidated entities under the heading “Profit - Attributable to non-controlling interests” in the accompanying consolidated income statements

Profit attributable to Non-Controlling Interests (Millions of euros)
	2017	2016	2015
BBVA Colombia Group	7	9	11
BBVA Chile Group	51	40	42
BBVA Banco Continental Group	208	193	211
BBVA Banco Provincial Group	(2)	(2)	-
BBVA Banco Francés Group	93	55	76
Garanti Group	883	917	316
Other entities	4	8	30
Total	1,244	1,218	686

Dividends distributed to non-controlling interest of the Group during the year 2017 are: BBVA Banco Continental Group €104 million, BBVA Chile Group €11 million, BBVA Banco Francés Group €8 million, Garanti Group €158 million, BBVA Colombia Group €3 million, and other Spanish entities accounted for €8 million